EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of earnings per share [text block] [Abstract]
Earnings per share [text block]
	2017 £m	2016 £m	2015 £m
Profit attributable to equity shareholders – basic and diluted	3,392	1,651	466
Tax credit on distributions to other equity holders	102	91	80
	3,494	1,742	546

	2017	2016	2015
	million	million	million
Weighted average number of ordinary shares in issue – basic	71,710	71,234	71,272
Adjustment for share options and awards	683	790	1,068
Weighted average number of ordinary shares in issue – diluted	72,393	72,024	72,340
Basic earnings per share	4.9p	2.4p	0.8p
Diluted earnings per share	4.8p	2.4p	0.8p